Financial Statement Details - Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable, trade	$ 88.1	$ 68.1
Accrued salaries and wages	42.3	65.8
Accrued expenses	55.3	28.7
Other	4.1	1.9
Accounts payable and accrued expenses	$ 189.8	$ 164.5